Note 7 - Deposits	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 7:     DEPOSITS

Deposits are comprised of the following at December 31, 2013 and 2012:

			December 31, 2013			December 31, 2012
			Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand			0.00%	$48,677,819	10.0%	0.00%	$48,862,874	9.8%
NOW			0.35%	86,601,344	17.8%	0.41%	86,422,323	17.3%
Money market			0.47%	204,740,175	42.0%	0.63%	191,054,957	38.2%
Savings			0.21%	23,726,095	4.9%	0.14%	23,659,368	4.7%
			0.36%	363,745,433	74.6%	0.45%	349,999,522	70.0%
Certificates:
0%	-	1.99%	0.78%	117,625,137	24.1%	0.93%	139,257,653	27.9%
2.00%	-	3.99%	2.46%	5,259,772	1.1%	2.59%	7,049,432	1.4%
4.00%	-	6.00%	4.28%	688,597	0.1%	5.03%	3,708,108	0.7%
			0.87%	123,573,506	25.4%	1.11%	150,015,193	30.0%
Total Deposits			0.49%	$487,318,939	100.0%	0.65%	$500,014,715	100.0%

The aggregate amount of certificates of deposit with a minimum balance of $100,000 was approximately $60,941,000 and $71,780,000, as of December 31, 2013 and 2012, respectively.

A summary of certificates of deposit by maturity as of December 31, 2013, is as follows:

2014	$72,509,857
2015	30,062,334
2016	9,257,696
2017	6,106,503
2018	3,226,028
Thereafter	2,411,088
$123,573,506

A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2013	2012	2011

NOW and Money Market accounts	$1,521,465	$2,011,796	$2,580,341
Savings accounts	53,647	80,968	118,432
Certificate accounts	1,295,864	1,999,060	3,099,265
Early withdrawal penalties	(11,378)	(15,630)	(19,775)
	$2,859,598	$4,076,194	$5,778,263

   The Bank utilizes brokered deposits as an additional funding source. The aggregate amount of brokered deposits was approximately $53,176,000 and $49,072,000 as of December 31, 2013 and 2012, respectively.